Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials

Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials

(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
NET ASSET
VALUE

Beginning
of period      $  13.22   $  14.72   $  15.54   $  16.00   $  16.16   $  15.13

Investment
activities

  Net investment
  income (loss)    0.17*      0.36       0.43       0.49       0.49       0.47

  Net realized
  and
  unrealized
  gain (loss)      1.22      (1.50)     (0.82)      0.35       0.80       1.65

  Total from
  investment
  activities       1.39      (1.14)     (0.39)      0.84       1.29       2.12

Distributions

  Net investment
  income          (0.16)     (0.36)     (0.43)     (0.48)     (0.49)     (0.48)

  Net realized
  gain             --         --         --        (0.82)     (0.96)     (0.61)

  Total
  distributions   (0.16)     (0.36)     (0.43)     (1.30)     (1.45)     (1.09)

NET ASSET
VALUE

End of
period         $  14.45   $  13.22   $  14.72   $  15.54   $  16.00   $  16.16
               ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^  10.57%*      (7.80)%    (2.41)%      5.41%      8.41%     14.32%

Ratio of
total expenses
to average
net assets     0.89%!*        0.90%      0.90%      0.90%      0.90%      0.90%

Ratio of
net investment
income (loss)
to average
net assets     2.47%!*        2.57%      2.91%      3.08%      3.03%      3.04%

Portfolio
turnover
rate            69.6%!       100.9%      81.5%      55.4%      51.3%      47.6%

Net assets,
end of period
(in thousands) $ 95,453   $ 89,690   $103,413   $109,713   $ 85,259   $ 79,475

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 5. Excludes expenses permanently waived (0.01% of average net assets) related to investments in T. Rowe Price mutual funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials

June 30, 2003 (Unaudited)
                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks  65.7%

CONSUMER DISCRETIONARY  9.4%

Auto Components  0.1%

Denso (JPY)                                          3,700      $            59

Keystone Automotive *                                1,000                   18

Michelin (EUR)                                         779                   30

Strattec Security *                                    300                   16

                                                                            123

Automobiles  0.9%

Ford Motor                                          30,000                  330

Fuji Heavy Industries (JPY)                          8,000                   36

Harley-Davidson                                      2,700                  108

Honda Motor (JPY)                                    2,500                   95

Nissan Motor (JPY)                                   7,000                   67

Peugeot (EUR)                                        1,368                   67

Toyota Motor (JPY)                                   4,800                  124

Volkswagen (EUR)                                     1,784                   75

                                                                            902

Distributors  0.0%

Cycle & Carriage (SGD)                               2,501                    7

                                                                              7

Hotels, Restaurants & Leisure  1.0%

Applebee's                                             775                   24

BUCA *                                               1,300                    7

Carnival                                             4,600                  150

CEC Entertainment *                                    500                   18

Cheesecake Factory *                                 1,300                   47

Chicago Pizza & Brewery *                              400                    4

Enterprise Inns (GBP)                                4,096                   55

Hilton Group (GBP)                                  16,210                   49

International Game Technology *                        700                   72

MGM Mirage *                                           400                   14

O' Charley's *                                         900                   19

Red Robin Gourmet Burgers *                            400                    8

Ruby Tuesday                                         2,100                   52

Sonic *                                              1,425                   36

Starbucks *                                          3,600                   88

Starwood Hotels & Resorts
Worldwide, REIT                                      6,700                  192

Whitbread (GBP)                                      6,773                   76

                                                                            911

Household Durables  0.8%

Electrolux, Series B (SEK)                           2,484      $            49

Funai Electric (JPY)                                   300                   33

Harman International                                 1,600                  127

Newell Rubbermaid                                    6,800                  190

Persimmon (GBP)                                      5,918                   47

Pioneer (JPY)                                        2,300                   52

SEB (EUR)                                              260                   23

Sony (JPY)                                           3,000                   85

Thomson (EUR)                                        1,801                   28

Tupperware                                          12,200                  175

                                                                            809

Internet & Catalog Retail  0.0%

Alloy Online *                                       2,500                   16

e-Bay *                                                100                   11

                                                                             27

Leisure Equipment & Products  0.5%

Brunswick                                            1,900                   47

Eastman Kodak                                       10,600                  290

Konica (JPY)                                         3,000                   34

Polaris Industries                                     200                   12

Sammy Corporation (JPY)                                400                   11

SCP Pool *                                           2,550                   88

                                                                            482

Media  3.5%

Aegis (GBP)                                         37,729                   49

AOL Time Warner *                                   12,800                  206

British Sky Broadcast (GBP) *                        5,747                   64

Clear Channel Communications *                       8,701                  369

Comcast, Class A *                                   4,716                  142

Comcast, Class A, Special *                          7,700                  222

Disney                                              19,100                  377

Echostar Communications
  Class A *                                          5,800                  201

Emmis Communications *                               1,000                   23

Entercom Communications *                              400                   20

Getty Images *                                         400                   17

Liberty Media, Class A *                            29,776                  344

News Corporation (AUD)                               6,005                   45

News Corporation ADR                                 1,000                   30

Omnicom                                              1,900                  136

Publicis Groupe (EUR)                                1,953                   53

Reader's Digest, Class A                             8,700                  117

Scholastic *                                         1,400                   42

Scripps, Class A                                     1,100                   98

Sinclair Broadcast Group
  Class A *                                          1,800      $            21

Singapore Press (SGD)                                3,000                   31

Univision Communications
  Class A *(ss.)                                     5,200                  158

Viacom, Class B *                                    9,790                  427

VNU (EUR)                                            2,758                   85

Young Broadcasting, Class A *                          800                   17

                                                                          3,294

Multiline Retail  0.8%

Debenhams (GBP)                                      4,791                   33

Kohl's *                                             3,200                  164

Marui (JPY)                                          4,000                   36

Neiman Marcus, Class A *                             1,600                   59

Nordstrom                                            8,300                  162

Target                                               7,200                  272

                                                                            726

Specialty Retail  1.6%

AnnTaylor Stores *                                   1,500                   43

Best Buy *                                           2,900                  127

Charles Vogele (CHF) *                                 827                   27

Christopher & Banks *                                  850                   32

Esprit Holdings (HKD)                               10,000                   25

Grupo Elektra (MXN)                                 19,700                   60

Home Depot                                          17,900                  593

Kingfisher (GBP)                                     9,816                   45

Linens 'n Things *                                   1,100                   26

Stein Mart *                                           600                    4

The Finish Line, Class A *                             800                   18

Too *                                                1,300                   26

Toys "R" Us *                                       35,300                  428

Ultimate Electronics *                                 400                    5

Valora (CHF)                                           128                   26

Weight Watchers *                                      400                   18

                                                                          1,503

Textiles, Apparel, & Luxury Goods  0.2%

Adidas-Salomon (EUR)                                   435                   37

Culp *                                                 100                    1

Dan River, Class A *                                 1,600                    4

Sanyo Shokai (JPY)                                   5,000                   30

Stride Rite                                          3,500                   35

Unifi *                                              1,300                    8

Yue Yuen Industrial (HKD)                           43,000                  110

                                                                            225

Total Consumer Discretionary                                              9,009



CONSUMER STAPLES  5.3%

Beverages  0.8%

Allied Domecq (GBP)                                 10,267      $            57

Anheuser-Busch                                       1,800                   92

Coca-Cola                                            5,200                  241

Heineken (EUR)                                         760                   27

Kirin Brewery (JPY) (ss.)                            6,000                   42

Lion Nathan (NZD)                                   16,300                   59

Orkla, Series A (NOK) (ss.)                          1,442                   25

PepsiCo                                              4,250                  189

Remy Cointreau (EUR)                                 1,203                   37

                                                                            769

Food & Staples Retailing  1.5%

Carrefour (EUR)                                      1,967                   97

Casey's General Stores                               4,600                   65

Casino Guichard-Perrachon (EUR)                        615                   48

CVS                                                 18,100                  507

FamilyMart (JPY)                                     1,100                   20

Great Atlantic & Pacific
  Tea Company *                                      2,500                   22

J. Sainsbury (GBP)                                  24,374                  102

Metro (EUR)                                          2,115                   69

Performance Food Group *                               100                    4

Sysco                                                2,900                   87

Wal-Mart                                             5,000                  268

Wal-Mart de Mexico (MXN)                            42,100                  124

Wild Oats Markets *                                  1,300                   14

Woolworths (AUD)                                     7,616                   64

                                                                          1,491

Food Products  1.3%

American Italian Pasta, Class A *(ss.)                 400                   17

Associated British Foods (GBP)                       7,274                   65

Campbell Soup                                       10,600                  260

CSM (EUR)                                            1,967                   43

General Mills                                        8,360                  396

International Multifoods *                             800                   18

Nestle (CHF)                                           653                  135

Parmalat Finanz (EUR) (ss.)                         38,210                  120

Seneca Foods, Class A *                                300                    5

Seneca Foods, Class B *                                100                    2

Unilever (GBP)                                      19,132                  153

                                                                          1,214

Household Products  0.6%

Colgate-Palmolive                                    4,460      $           259

Kao (JPY)                                            2,000                   37

Kimberly-Clark                                       3,500                  183

Procter & Gamble                                       900                   80

                                                                            559

Personal Products  0.2%

Chattem *                                              400                    8

Estee Lauder, Class A                                1,800                   60

Fancl (JPY)                                            600                   18

Gillette                                             1,400                   45

L'Oreal (EUR)                                          778                   55

                                                                            186

Tobacco  0.9%

Altria Group                                        13,480                  612

UST                                                  6,130                  215

                                                                            827

Total Consumer Staples                                                    5,046

ENERGY  4.5%

Energy Equipment & Services  1.3%

Atwood Oceanics *                                    1,100                   30

Baker Hughes                                        14,500                  487

BJ Services *                                        3,600                  135

Cooper Cameron *                                       100                    5

FMC Technologies *                                   2,700                   57

Grant Prideco *                                        300                    4

Hydril *                                               400                   11

Key Energy Services *                                1,300                   14

Lone Star Technologies *(ss.)                          300                    6

National Oilwell *                                   1,600                   35

Saipem (EUR) (ss.)                                   4,564                   34

Schlumberger                                         4,600                  219

Seacor Smit *                                        1,500                   55

Smedvig, Series A (NOK)                              1,471                    9

Smith International *                                4,200                  154

TGS Nopec Geophysical (NOK) *                        1,181                   13

W-H Energy Services *                                1,000                   19

                                                                          1,287

Oil & Gas  3.2%

BP (GBP)                                            11,862                   82

BP ADR                                              12,838                  539

ChevronTexaco                                        1,124                   81

Cia Espanola de Petroleos (EUR)                      4,536                  124

ENI (EUR) (ss.)                                      8,102                  123

ENI SPA ADR (ss.)                                      300                   23

Exxon Mobil                                         14,114       $          507

Forest Oil *                                         1,400                   35

Marathon Oil                                        12,360                  326

Noble Energy                                         1,600                   61

Norsk Hydro (NOK) (ss.)                              1,346                   66

OMV (EUR)                                               50                    6

Petroleo Brasileiro (Petrobras) ADR                  3,900                   69

Shell Transport & Trading (GBP)                     24,300                  161

Shell Transport & Trading ADR                        4,900                  195

Statoil (NOK)                                       15,111                  129

Tonen General Sekiyu (JPY)                           4,000                   28

Total, Series B (EUR)                                  904                  137

Ultra Petroleum *                                      800                   10

Unocal                                               8,030                  230

Woodside Petroleum (AUD)                             5,233                   44

XTO Energy                                           3,500                   70

                                                                          3,046

Total Energy                                                              4,333

FINANCIALS  14.9%

Capital Markets  2.4%

Bank of New York                                     4,600                  132

Charles Schwab                                       6,950                   70

Deutsche Bank (EUR)                                  1,342                   87

Franklin Resources                                   1,400                   55

Goldman Sachs Group                                  2,500                  209

Investor's Financial Services                        1,100                   32

Legg Mason                                           1,500                   98

Macquarie Bank (AUD)                                 3,724                   72

Mellon Financial                                    23,680                  657

Merrill Lynch                                        5,600                  261

Morgan Stanley                                       4,000                  171

Neuberger Berman                                       900                   36

Nomura Securities (JPY)                              4,000                   51

Northern Trust                                       3,800                  159

State Street                                         6,000                  236

                                                                          2,326

Commercial Banks  4.9%

77 Bank (JPY)                                       10,000                   45

ABN Amro Holdings (EUR)                              2,685                   51

Alliance & Leicester (GBP)                           9,498                  130

Anglo Irish Bank (EUR)                              10,790                   95

Australia & New Zealand
  Banking (AUD)                                     13,216                  165

Australia & New Zealand
  Banking ADR                                          900      $            56

Banca Intesa (EUR)                                  42,558                  136

Banco BPI (EUR)                                     10,434                   30

Banco Santander ADR                                  7,245                  148

Banco Santander Central
  Hispano (EUR)                                     12,397                  109

Bank of America                                      9,900                  782

Bank of Yokohama (JPY) (ss.)                        13,000                   42

Bank One                                             7,090                  264

Barclays (GBP)                                       8,555                   64

BCE (EUR)                                            1,618                   15

BNP Paribas (EUR) (ss.)                              3,170                  161

Boston Private Financial (ss.)                         700                   15

Chittenden                                           2,975                   81

Citizens Banking                                     2,000                   54

DBS (SGD)                                            6,489                   38

Dexia (EUR)                                          3,216                   41

Glacier Bancorp                                        742                   18

HBOS (GBP)                                          11,541                  150

HSBC Holdings (GBP)                                 18,897                  224

Jyske Bank (DKK) *                                   1,019                   41

National Australia Bank (AUD)                        7,190                  162

Nordea (SEK)                                        18,239                   88

Provident Bankshares                                 1,700                   43

Royal Bank of Scotland (GBP)                         5,440                  153

SEB, Series A (SEK)                                  7,243                   74

Southwest Bancorp *                                  1,400                   45

Standard Chartered (GBP)                             6,711                   82

Sumitomo Mitsui Financial (JPY) (ss.)                   16                   35

Svenska Handelsbanken
  Series A (SEK)                                     6,329                  104

U.S. Bancorp                                        18,300                  448

UniCredito Italiano (EUR)                           19,520                   93

Valley National Bancorp                              2,342                   62

Wells Fargo                                          4,400                  222

WestAmerica                                          1,800                   78

                                                                          4,644

Consumer Finance  0.8%

Aiful (JPY)                                            900                   39

American Express                                    11,050                  462

Bradford & Bingley (GBP)                            17,876                   93

SLM Corporation                                      4,300                  168

                                                                            762

Diversified Financial Services  1.1%

Citigroup                                           21,650      $           927

ING Groep (EUR)                                      4,340                   75

                                                                          1,002

Insurance  3.6%

Allianz (EUR)                                          409                   34

AMBAC                                                2,000                  133

American International Group                        10,998                  607

Aviva (GBP)                                          2,552                   18

AXA (EUR)                                            3,616                   56

AXA Asia Pacific (AUD) (ss.)                        36,949                   61

Brown and Brown                                      1,300                   42

CNP Assurances (EUR)                                 2,180                   92

Hannover Re (EUR)                                    1,257                   33

Harleysville Group                                     700                   16

Hartford Financial Services Group                    3,300                  166

Horace Mann Educators                                3,900                   63

Markel *                                               200                   51

Marsh & McLennan                                     5,900                  301

Millea Holdings (JPY)                                    6                   46

Munich Re (EUR)                                        320                   33

Ohio Casualty *                                      3,500                   46

PartnerRe                                            1,200                   61

Progressive Corporation                              1,100                   80

Prudential (GBP)                                     7,225                   44

QBE Insurance (AUD)                                 10,274                   64

RAS (EUR)                                            6,289                   96

Royal & Sun Alliance (GBP)                          20,837                   48

SAFECO                                              10,800                  381

Selective Insurance                                  1,400                   35

Sompo Japan Insurance (JPY)                          5,000                   27

St. Paul Companies                                   5,100                  186

Travelers Property Casualty
  Class A                                            8,992                  143

Triad Guaranty *                                       500                   19

UnumProvident                                       11,400                  153

W. R. Berkley                                        1,250                   66

XL Capital, Class A                                  3,300                  274

                                                                          3,475

Real Estate  1.4%

AMP Diversified Property (AUD)                      18,681                   38

Arden Realty, REIT                                   1,300                   34

Corio (EUR)                                          1,148                   37

EastGroup Properties, REIT                           1,600                   43

Essex Property Trust, REIT                             100                    6

Federal Realty Investment
  Trust, REIT                                        7,000      $           224

Gables Residential Trust, REIT                       1,300                   39

General Property Trust (AUD)                        48,081                   94

Glenborough Realty Trust, REIT                       1,400                   27

Goldcrest (JPY)                                        700                   18

Land Securities Group (GBP)                          2,066                   27

LaSalle Hotel Properties, REIT                         600                    9

Manufactured Home
  Communities, REIT                                    400                   14

Parkway Properties, REIT                             1,200                   51

Reckson Associates Realty, REIT                      8,000                  167

Reckson Associates
  Realty, Class B, REIT                                426                    9

Simon Property Group, REIT                           6,896                  269

Sun Hung Kai Properties (HKD)                       11,000                   55

Vallehermoso (EUR)                                   1,810                   20

Washington, REIT                                     1,500                   41

Wereldhave (EUR)                                       614                   39

Westfield Trust (AUD)                               28,810                   67

                                                                          1,328

Thrifts & Mortgage Finance  0.7%

Fannie Mae                                           7,920                  534

Frankfort First                                        100                    2

Freddie Mac                                          3,080                  157

                                                                            693

Total Financials                                                         14,230

HEALTH CARE  7.9%

Biotechnology  0.9%

Abgenix *(ss.)                                         200                    2

Alexion Pharmaceutical *                               200                    3

Alkermes *                                           1,700                   18

Amgen *                                              4,800                  319

Amylin Pharmaceuticals *                               700                   15

Cephalon *(ss.)                                        576                   24

CSL (AUD)                                            1,614                   13

Cubist Pharmaceuticals *                               300                    3

CV Therapeutics *                                      200                    6

deCODE GENETICS *                                      200                    1

Exelixis *                                           1,300                    9

Genentech *                                            200                   14

Gilead Sciences *                                    3,500                  195

Incyte *                                               400                    2

MedImmune *                                          3,200                  116

Myriad Genetics *                                      100      $             1

Neurocrine Biosciences *                               500                   25

NPS Pharmaceuticals *                                  400                   10

OSI Pharmaceuticals *                                  200                    7

Regeneron Pharmaceuticals *                            100                    2

Trimeris *(ss.)                                        400                   18

Tularik *                                              600                    6

Vertex Pharmaceuticals *                                48                    1

Vicuron Pharmaceuticals *                              300                    4

ViroPharma *                                           400                    1

                                                                            815

Health Care Equipment & Supplies  0.6%

Analogic                                               600                   29

Boston Scientific *                                  2,300                  140

DJ Orthopedics *                                       400                    4

Edwards Lifesciences *                               1,100                   35

Elekta (SEK) *                                       2,083                   26

EPIX Medical *                                         400                    6

Matthews International, Class A                      2,700                   67

Medtronic                                            2,500                  120

Nektar Therapeutics *                                  300                    3

Nobel Biocare (SEK)                                    217                   14

Olympus Optical (JPY)                                1,000                   21

St. Jude Medical *                                     500                   29

Steris *                                             1,500                   35

Stryker                                                800                   55

Wilson Greatbatch Technologies *                       800                   29

                                                                            613

Health Care Providers & Services  1.5%

Alliance UniChem (GBP)                               7,692                   63

AmerisourceBergen                                      500                   35

AMN Healthcare Services *(ss.)                         100                    1

Anthem *                                               100                    8

Cardinal Health                                      2,000                  129

Celesio (EUR) (ss.)                                  1,194                   47

Cross Country Healthcare *                             400                    5

HCA                                                    400                   13

Henry Schein *                                       1,300                   68

Hooper Holmes                                        2,800                   18

Lifeline Systems *                                     500                   14

LifePoint Hospitals *                                  200                    4

Mid-Atlantic Medical Services *                      1,100                   57

Renal Care Group *                                     450                   16

Suzuken (JPY)                                          800                   19

UnitedHealth Group                                  14,300                  719

WellChoice *                                           400      $            12

Wellpoint Health Networks *                          2,800                  236

                                                                          1,464

Pharmaceuticals  4.9%

Abbott Laboratories                                  5,300                  232

Allergan                                               200                   15

Altana (EUR)                                         1,203                   76

AstraZeneca (GBP)                                    2,530                  102

AstraZeneca ADR                                      4,200                  171

Biovail *                                            3,900                  183

Eisai (JPY)                                          2,000                   41

Eli Lilly                                            1,600                  110

Eon Labs *                                             300                   11

Forest Labs *                                        2,900                  159

Galen (GBP)                                          6,219                   53

GlaxoSmithKline (GBP)                                7,301                  148

Hisamitsu Pharmaceutical (JPY)                       2,000                   22

Johnson & Johnson                                    6,260                  324

Medicines Company *                                    600                   12

Merck                                                6,900                  418

Novartis (CHF)                                       5,496                  218

Noven Pharmaceuticals *                              1,600                   16

Novo Nordisk (DKK)                                     775                   27

Pfizer                                              28,200                  963

Sanofi-Synthelabo (EUR)                              2,436                  143

Schering-Plough                                     19,100                  355

Schwarz Pharma (EUR)                                 3,320                  128

Takeda Chemical Industries (JPY)                     2,000                   74

Wyeth                                               13,780                  628

                                                                          4,629

Total Health Care                                                         7,521

INDUSTRIALS & BUSINESS SERVICES  7.3%

Aerospace & Defense  0.1%

Armor Holdings *                                     2,500                   34

European Aeronautic Defense
  & Space (EUR) (ss.)                                3,414                   42

General Dynamics                                       600                   43

Thales (EUR)                                           604                   18

                                                                            137

Air Freight & Logistics  0.3%

Expeditors International
  of Washington                                        800                   28

Forward Air *                                        1,100                   28

Pacer International *                                1,400                   26

Ryder System                                         1,400      $            36

UPS, Class B                                         1,800                  114

UTi Worldwide                                        1,400                   44

                                                                            276

Airlines  0.1%

Frontier Airlines *                                  1,300                   12

Midwest Express Holdings *                           1,100                    3

Singapore Airlines (SGD)                             6,000                   35

                                                                             50

Building Products  0.0%

Central Glass (JPY)                                  6,000                   35

Simpson Manufacturing *                                100                    4

                                                                             39

Commercial Services & Supplies  2.1%

Apollo Group, Class A *                              4,350                  269

Buhrmann (EUR)                                       3,286                   23

Cendant *                                            5,500                  101

Central Parking                                      2,500                   31

ChoicePoint *                                        1,300                   45

CompX International                                    900                    5

Consolidated Graphics *                              1,000                   23

Davis Service Group (GBP)                           10,835                   68

Electro Rent *                                       1,100                   12

G&K Services, Class A                                1,200                   35

H&R Block                                            4,000                  173

Herman Miller                                        2,400                   48

Ionics *                                             1,500                   33

Layne Christensen *                                    300                    2

New England Business Service                         1,500                   45

R.R. Donnelley                                      16,600                  434

Resources Connection *                               2,000                   48

SOURCECORP *                                         1,000                   21

Spherion *                                           1,700                   12

Tetra Tech *(ss.)                                    2,690                   46

United Stationers *                                  1,400                   51

Waste Management                                    20,422                  492

Waterlink *                                          1,300                    0

West Corporation *                                     700                   19

                                                                          2,036

Construction & Engineering  0.2%

Acciona (EUR)                                        1,218                   58

Eiffage (EUR)                                          190                   18

HOCHTIEF (EUR)                                       1,148                   18

Insituform Technologies, Class A *                   1,300                   23

JGC (JPY)                                            6,000                   41

Electrical Equipment  0.2%

A.O. Smith                                           2,700      $            76

American Superconductor *                              400                    2

Belden                                               3,100                   49

Draka (EUR) *                                        1,193                   11

LSI Industries                                         850                    9

Paxar *                                              3,700                   41

PECO II *                                            1,000                    1

Sumitomo Electric Industries (JPY)                   3,000                   22

Woodward Governor                                      200                    9

                                                                            220

Industrial Conglomerates  2.1%

3M                                                   2,770                  357

DCC (EUR)                                            3,886                   53

FKI (GBP)                                           23,694                   31

GE                                                  14,000                  402

Hutchison Whampoa (HKD)                             21,600                  132

Sembcorp Industries (SGD)                          101,000                   73

Siemens (EUR)                                        2,298                  113

Tyco International                                  43,052                  817

                                                                          1,978

Machinery  1.4%

Actuant, Class A *                                     920                   44

Cuno *                                               1,000                   36

Danaher                                              5,200                  354

Deere                                                6,300                  288

Fanuc (JPY)                                          1,400                   70

Graco                                                1,000                   32

Harsco                                               2,100                   76

IDEX                                                   300                   11

Joy Global *                                           600                    9

Lindsay Manufacturing                                1,000                   23

Mitsubishi Heavy
  Industries (JPY)                                  23,000                   60

Pall                                                 7,400                  166

Reliance Steel & Aluminum                              600                   12

Saurer (CHF) *                                         564                   15

Singulus Technology (EUR) *(ss.)                     1,677                   29

SKF, Series B (SEK) (ss.)                            1,550                   45

Weir Group (GBP)                                     9,846                   38

                                                                          1,308

Marine  0.0%

International Shipholding *                            200                    2

                                                                              2

Road & Rail  0.6%

Arriva (GBP)                                        10,998      $            63

Burlington Northern Santa Fe                         5,200                  148

Heartland Express *                                    351                    8

Knight Transportation *                                100                    2

Nippon Express (JPY)                                10,000                   39

Norfolk Southern                                    15,300                  294

                                                                            554

Trading Companies & Distributors  0.1%

Hagemeyer (EUR)                                      1,560                    6

Mitsubishi (JPY)                                     9,000                   62

MSC Industrial Direct, Class A *                       500                    9

Sumitomo (JPY)                                       9,000                   42

Watsco                                                 100                    2

                                                                            121

Transportation Infrastructure  0.1%

Kamigumi (JPY)                                       9,000                   45

                                                                             45

Total Industrials & Business Services                                     6,924

INFORMATION TECHNOLOGY  7.6%

Communications Equipment  1.5%

Black Box                                            1,200                   43

Cisco Systems *                                     25,000                  417

Corning *                                           62,100                  459

Emulex *                                               600                   14

Lucent Technologies *                               92,900                  189

Nokia (EUR)                                          3,348                   55

Nokia ADR                                           10,200                  168

Packeteer *                                            800                   12

QUALCOMM                                             1,600                   57

Riverstone Networks *                                2,300                    3

Sagem (EUR)                                            570                   46

Stratos Lightwave *                                    117                    0

Tekelec *                                              600                    7

                                                                          1,470

Computer & Peripherals  0.5%

Creative Technology (SGD)                            3,600                   29

Dell Computer *                                      8,700                  278

IBM                                                    400                   33

Lexmark International, Class A *                     1,100                   78

Mitsumi Electric (JPY) (ss.)                         2,200                   23

Synaptics *                                          1,000                   13

Electronic Equipment & Instruments  0.3%

Artesyn Technologies *                               2,000      $            11

Hosiden (JPY)                                        3,400                   25

KEMET *                                              3,200                   32

Kyocera (JPY)                                          600                   34

Littelfuse *                                         1,700                   38

Methode Electronics, Class A                         2,300                   25

Newport *                                            1,200                   18

Nippon Electric Glass (JPY)                          3,000                   32

Plexus *                                             3,100                   36

Shimadzu (JPY)                                      10,000                   32

Technitrol *                                         1,600                   24

Woodhead Industries                                  1,500                   19

                                                                            326

Internet Software & Services  0.6%

Digital Impact *                                       300                    1

InterActiveCorp *                                    7,100                  281

Internet Security Systems *                          1,400                   20

MatrixOne *                                          3,100                   18

Netegrity *                                          1,400                    8

Sonicwall *                                            500                    2

Webex Communications *(ss.)                            200                    3

Websense *                                             500                    8

Yahoo! *                                             5,700                  187

                                                                            528

IT Services  1.5%

Accenture, Class A *                                 5,200                   94

Affiliated Computer Services
  Class A *                                          4,900                  224

BISYS Group *                                        1,400                   26

CACl International, Class A *                        1,200                   41

Cap Gemini (EUR) *                                     499                   18

First Data                                          13,268                  550

Fiserv *                                             3,400                  121

Global Payments                                      1,300                   46

Iron Mountain *                                      2,450                   91

Itochu Techno-Science (JPY)                            900                   21

LogicaCMG (GBP)                                      9,515                   22

ManTech, Class A *                                     500                   10

Maximus *                                            2,100                   58

MPS Group *                                          3,700                   25

Paychex                                              2,300                   67

SunGard Data Systems *                               1,800                   47

Teleplan (EUR) *                                       199                    1

Thiel Logistik (EUR) *                               2,088      $             9

                                                                          1,471

Office Electronics  0.3%

Canon (JPY)                                          3,000                  138

Neopost (EUR) *                                        945                   40

Seiko Epson, 144A (JPY) *(ss.)                       4,100                  122

                                                                            300

Semiconductor & Semiconductor
Equipment  1.3%

Analog Devices *                                     6,000                  209

Applied Materials *                                  7,900                  125

ATMI *                                               1,800                   45

Cabot Microelectronics *                               600                   30

Entegris *                                           2,600                   35

Exar *                                               1,900                   30

Intel                                                4,600                   96

Jenoptik (EUR)                                       3,756                   48

KLA-Tencor *                                         1,100                   51

Lattice Semiconductor *                                300                    2

Maxim Integrated Products                            7,100                  243

MKS Instruments *                                    2,300                   42

Mykrolis *                                           3,100                   31

QLogic *                                             1,900                   92

Rohm (JPY)                                             200                   22

Semtech *                                            2,600                   37

Texas Instruments                                    3,100                   55

Xilinx *                                               900                   23

                                                                          1,216

Software  1.6%

Actuate *                                            1,300                    4

Adobe Systems                                        1,800                   58

Autodesk                                               600                   10

Catapult Communications *                              300                    3

Concord Communications *                               400                    6

Factset Research Systems                             1,400                   62

FileNet *                                            1,000                   18

Intuit *                                             2,200                   98

Jack Henry & Associates                              3,900                   69

Kronos *                                             1,800                   91

Magma Design Automation *                              200                    3

Mercury Interactive *                                  400                   15

Microsoft                                           27,780                  711

Midway Games *                                       2,900                   11

NEC Soft (JPY)                                       1,500                   33

NetIQ *                                                484                    7

Progress Software *                                  1,600                   33

Quest Software *                                       800      $            10

Renaissance Learning *(ss.)                            100                    2

SAP (EUR)                                              906                  107

SPSS *                                                 900                   15

Symantec *                                           1,800                   79

Trend Micro (JPY) *                                  1,000                   16

Verisity Ltd. *                                        600                    7

VERITAS Software *                                   1,175                   34

Verity *                                             1,400                   18

Wind River Systems *                                 2,200                    8

                                                                          1,528

Total Information Technology                                              7,293

MATERIALS  4.3%

Chemicals  2.4%

Agrium                                              22,700                  249

Airgas                                               3,600                   60

Arch Chemicals                                       2,400                   46

BASF (EUR)                                           2,321                   99

Degussa (EUR) (ss.)                                  3,547                  103

Dow Chemical                                        11,500                  356

DuPont                                               7,684                  320

Ferro                                                1,600                   36

Great Lakes Chemical                                 5,810                  119

Hercules *                                          14,900                  147

Hitachi Chemical (JPY)                               2,600                   27

IMC Global                                           3,600                   24

International Flavors & Fragrances                   7,100                  227

Kaneka (JPY)                                        14,000                   86

MacDermid                                              200                    5

Material Sciences                                    1,200                   12

Minerals Technologies                                1,600                   78

Potash Corp./Saskatchewan                            2,600                  166

Scotts, Class A *                                      800                   40

Shin-Etsu Chemical (JPY)                             2,400                   82

Symyx Technologies *                                   100                    2

                                                                          2,284


Construction Materials  0.3%

Aggregate Industries (GBP)                          44,817                   59

Boral (AUD)                                         38,092                  129

Cemex Participating Certificates
  (Represents 2 Series A and
    1 Series B shares) (MXN)                        15,458                   69

HeidelbergCement (EUR)                                 603                   13

Italcementi (EUR) (ss.)                              2,673                   30

RMC (GBP)                                            4,788      $            37

                                                                            337

Containers & Packaging  0.0%

Constar International *                                500                    4

Smurfit-Stone Container *(ss.)                         300                    4

                                                                              8

Metals & Mining  1.1%

Alcoa                                                8,068                  206

Anglo American (GBP)                                 3,360                   51

BHP Steel (AUD)                                     38,584                   96

Gerdau ADR                                           8,670                  102

Gibraltar Steel                                        200                    4

Lihir Gold (AUD)                                    21,900                   19

Newmont Mining                                         298                   10

NN, Inc.                                               400                    5

Phelps Dodge *                                      11,400                  437

SSAB Svenskt Stal
  Series A (SEK)                                     4,669                   62

Voest-Alpine (EUR)                                   1,150                   46

                                                                          1,038

Paper & Forest Products  0.5%

Buckeye Technologies *                               2,500                   17

MeadWestvaco                                         8,000                  198

Paperlinx (AUD)                                     17,367                   54

Potlatch                                               200                    5

Weyerhaeuser                                         3,100                  167

                                                                            441

Total Materials                                                           4,108

TELECOMMUNICATION SERVICES  2.7%

Diversified Telecommunication Services  1.1%

AT&T                                                 2,795                   54

Cable & Wireless (GBP)                              26,900                   50

Carso Global Telecom (MXN) *                        71,400                   91

Portugal Telecom (EUR)                               4,813                   35

Royal KPN (EUR) *                                   15,804                  112

SBC Communications                                   6,320                  161

Sprint                                              17,200                  248

TDC A/S (DKK)                                        1,168                   35

Tele2 AB, Series B (SEK) *(ss.)                      1,957                   73

Telecom Italia (EUR) (ss.)                          10,062                   91

Telmex ADR, Series L                                 2,800                   88

                                                                          1,038

Wireless Telecommunication Services  1.6%

America Movil ADR, Series L                          3,900                   73

China Unicom (HKD)                                  26,000      $            18

Debitel (EUR)                                        1,530                   15

KDDI (JPY)                                              35                  136

Nextel Communications
  Class A *                                         13,000                  235

Orange (EUR) *                                       5,990                   53

SK Telecom ADR                                       2,250                   42

Smartone
  Telecommunications (HKD)                          26,000                   30

Telecom Italia Mobile (EUR)                         21,948                  108

Vodafone (GBP)                                      32,785                   64

Vodafone ADR                                        36,500                  717

Western Wireless, Class A *                            600                    7

                                                                          1,498

Total Telecommunication Services                                          2,536

UTILITIES  1.8%

Electric Utilities  1.5%

Cleco                                                1,200                   21

Constellation Energy Group                           5,200                  178

E.On (EUR)                                           3,450                  178

El Paso Electric *                                   1,000                   12

Exelon                                               3,675                  220

FirstEnergy                                          6,587                  253

Hokuriku Electric Power (JPY)                        2,500                   37

Hong Kong Electric (HKD)                            10,100                   40

Iberdrola (EUR)                                      7,384                  128

MVV Energie (EUR)                                      751                   13

Tohoku Electric Power (JPY)                          5,500                   81

TXU                                                 11,040                  248

Unisource Energy                                       700                   13

                                                                          1,422

Gas Utilities  0.2%

Australian Gas Light (AUD)                           8,965                   66

Centrica (GBP)                                      45,241                  131

Tokyo Gas (JPY)                                     11,000                   32

                                                                            229

Water Utilities  0.1%

Severn Trent (GBP)                                   3,696                   42

                                                                             42

Total Utilities                                                           1,693

Total Common Stocks (Cost  $56,559)                                      62,693

Preferred Stocks  0.1%


Hugo Boss (EUR) (ss.)                                2,293      $            34

Porsche (EUR)                                          163                   69

Total Preferred Stocks (Cost  $87)                                          103

Corporate Bonds  8.3%

ABN Amro Bank
    7.125%, 6/18/07                                 40,000                   47

AIG Sunamerica Global Financing XII
    144A, 5.30%, 5/30/07                           100,000                  110

American Electric Power, Series C
    5.375%, 3/15/10                                 30,000                   32

American Express
    3.00%, 5/16/08                                  30,000                   30

AOL Time Warner
    7.625%, 4/15/31                                 45,000                   52

Appalachian Power, Series E
    4.80%, 6/15/05                                  50,000                   53

Asian Developement Bank
    6.25%, 6/15/11 (AUD)                           295,000                  212

AT&T Wireless Group
    7.875%, 3/1/11                                  45,000                   53

Baker Hughes, 6.875%, 1/15/29                       65,000                   78

Bank of America
    4.875%, 9/15/12                                 65,000                   69

Bank of New York
    2.20%, 5/12/06                                  40,000                   40

Bank One, 5.25%, 1/30/13                            85,000                   91

BB&T, 6.50%, 8/1/11                                 20,000                   23

BHP Billiton Finance
    4.80%, 4/15/13                                  40,000                   42

Black Hills, 6.50%, 5/15/13                         20,000                   20

Boeing, 5.125%, 2/15/13                             30,000                   32

Bottling Group
    144A, 4.625%, 11/15/12                          45,000                   47

British Telecommunications
    VR, 8.375%, 12/15/10                            40,000                   51

Canadian National Railway
    4.40%, 3/15/13                                  40,000                   40

Canadian Natural Resources
    7.20%, 1/15/32                                  90,000                  111

Caterpillar Financial Services
    2.59%, 7/15/06                                  40,000                   40

CE Electric UK Funding
    144A, 6.853%, 12/30/04                          55,000      $            57

Chevron Phillips Chemical
    5.375%, 6/15/07                                 40,000                   43

Cincinnati Gas & Electric
    5.70%, 9/15/12                                  45,000                   49

CIT Group
    7.125%, 10/15/04                                20,000                   21
    7.75%, 4/2/12                                   60,000                   72

Citigroup
    3.50%, 2/1/08                                   50,000                   51
    5.625%, 8/27/12                                 70,000                   77

Clear Channel Communications
    4.625%, 1/15/08                                 80,000                   84

Coca Cola Enterprises
    6.125%, 8/15/11                                 45,000                   52

Comcast, 5.85%, 1/15/10                             80,000                   88

ConocoPhillips, 5.90%, 10/15/32                     45,000                   48

Consolidated Edison
    4.875%, 2/1/13                                  30,000                   32

Consumers Energy
    144A, 4.25%, 4/15/08                            20,000                   21

Countrywide Home Loans
    5.50%, 2/1/07                                   35,000                   38

Cox Communications
    7.875%, 8/15/09                                 45,000                   55

Credit Suisse First Boston (USA)
    6.50%, 1/15/12                                  65,000                   74

Devon Financing
    6.875%, 9/30/11                                 40,000                   47

Diageo, 3.50%, 11/19/07                             50,000                   51

DPL, 8.25%, 3/1/07                                  20,000                   23

Entergy Gulf States
    144A, 5.20%, 12/3/07                            45,000                   47

Federal Republic of Germany
    5.00%, 5/20/05 (EUR)                           460,000                  556

First Union, 6.40%, 4/1/08                          20,000                   23

FirstEnergy, 7.375%, 11/15/31                       45,000                   51

Ford Motor Credit
    6.50%, 1/25/07                                  40,000                   42

France Telecom
    VR, 9.25%, 3/1/11                               20,000                   25

Franklin Resources
    3.70%, 4/15/08                                  15,000                   15

Fund American Companies
    5.875%, 5/15/13                                 20,000      $            21

GE Capital
    3.50%, 5/1/08                                   55,000                   57
    6.00%, 6/15/12                                 100,000                  113

General Motors
    8.375%, 7/15/33                                 30,000                   30

GMAC, 5.85%, 1/14/09                               110,000                  110

Goldman Sachs Group
    4.125%, 1/15/08                                 60,000                   63
    6.125%, 2/15/33                                 20,000                   21

Government of Canada
    3.50%, 6/1/04 (CAD)                            610,000                  452
    5.25%, 6/1/12 (CAD)                            595,000                  464

Household Finance
    5.75%, 1/30/07                                  20,000                   22
    6.375%, 11/27/12                                15,000                   17

IBM, 4.25%, 9/15/09                                 55,000                   58

Inco, 7.75%, 5/15/12                                55,000                   66

Inter American Develop Bank
    5.00%, 11/15/06 (AUD)                          500,000                  338

International Lease Finance
    6.375%, 3/15/09                                100,000                  112

J. P. Morgan Chase
    5.75%, 1/2/13                                   50,000                   54

John Deere Capital
    7.00%, 3/15/12                                  55,000                   65

Johnson & Johnson
    3.80%, 5/15/13                                  40,000                   40

Kaneb Pipe Line Operating Partners
    5.875%, 6/1/13                                  30,000                   31

Kinder Morgan, 6.50%, 9/1/12                        50,000                   57

Lehman Brothers
    4.00%, 1/22/08                                  30,000                   31

Lowes, 6.50%, 3/15/29                               40,000                   45

Marsh & McLennan
    3.625%, 2/15/08                                 40,000                   41

Masco, 5.875%, 7/15/12                              80,000                   88

McCormick, 6.40%, 2/1/06                           125,000                  136

Monsanto, 4.00%, 5/15/08                            40,000                   41

Morgan Stanley, 3.625%, 4/1/08                      30,000                   31

Nationwide Financial Services
    5.90%, 7/1/12                                  100,000                  108

News America
    144A, 6.55%, 3/15/33                            50,000                   53

NiSource Finance
    7.625%, 11/15/05                                35,000      $            39

Noram Energy, 6.50%, 2/1/08                         19,000                   21

Northern Trust, 4.60%, 2/1/13                       30,000                   31

Occidental Petroleum
    4.25%, 3/15/10                                  20,000                   21

Oncor Electric Delivery
    7.00%, 9/1/22                                   25,000                   28

Pemex Project Funding Master  Trust
    7.375%, 12/15/14                                45,000                   49
    144A, 7.375%, 12/15/14                          15,000                   16

Pinnacle West Capital
    6.40%, 4/1/06                                   45,000                   49

Potash Corp./Saskatchewan
    4.875%, 3/1/13                                  25,000                   25

Potomac Electric Power
    3.75%, 2/15/06                                  40,000                   41

PPL Energy, 6.40%, 11/1/11                          75,000                   83

Principal Mutual Life
    144A, 8.00%, 3/1/44                            150,000                  171

Prudential, 3.75%, 5/1/08                           40,000                   41

PSEG Power, 8.625%, 4/15/31                         30,000                   39

Quebec Province
    5.00%, 7/17/09                                  55,000                   60

Republic of Chile
    5.50%, 1/15/13                                  45,000                   48

Republic of Italy
    2.50%, 3/31/06                                  40,000                   41

Rouse, 8.43%, 4/27/05                              125,000                  137

SCA Coordination Center
    144A, 4.50%, 7/15/15                            30,000                   30

Scotland International Finance
    144A, 6.50%, 2/15/11 ++                        100,000                  109

Sealed Air
    144A, 5.375%, 4/15/08                           40,000                   42

Sempra Energy, 6.00%, 2/1/13                        50,000                   55

Southern Power, 6.25%, 7/15/12                      55,000                   62

Sprint, 6.375%, 5/1/09                              75,000                   82

State Street, 7.65%, 6/15/10                        70,000                   87

TXU Energy
    144A, 7.00%, 3/15/13                            30,000                   33

Unilever, 5.90%, 11/15/32                           50,000                   54

Union Pacific, 6.50%, 4/15/12                       55,000                   64

United Mexican States
    6.375%, 1/16/13                                 55,000                   59

UST, 6.625%, 7/15/12                                70,000      $            81

Verizon Florida
    6.125%, 1/15/13                                 35,000                   40

Verizon Global Funding
    7.375%, 9/1/12                                  15,000                   18
    7.75%, 12/1/30                                  30,000                   38

Verizon Virginia
    4.625%, 3/15/13                                 30,000                   31

Viacom, 5.625%, 8/15/12                             30,000                   33

Washington Mutual
    5.50%, 1/15/13                                  70,000                   76

Wells Fargo Financial
    5.50%, 8/1/12                                   90,000                  100

Weyerhaeuser, 5.95%, 11/1/08                        40,000                   44

XL Capital Finance
    6.50%, 1/15/12                                  65,000                   74

Total Corporate Bonds (Cost  $7,228)                                      7,932


Asset-Backed Securities  1.1%

Capital Auto Receivables Asset Trust
  Series 2002-2, Class CERT
    4.18%, 10/15/07                                151,519                  155

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                  63,535                   65

  Series 2003-A, Class A4
    2.06%, 12/15/09                                 80,000                   79

CIT RV Trust
  Series 1998-A, Class A4
    6.09%, 2/15/12                                 182,114                  186

Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.45%, 9/15/07                                 125,000                  138

Harley-Davidson Motorcycle Trust
  Series 2002-1, Class B
    4.36%, 1/15/10                                  80,817                   85

  Series 2003-1, Class B
    2.39%, 11/15/10                                 17,758                   18

  Series 2003-2, Class 2B
    144A, 1.89%, 2/15/11                            73,404                   73

MBNA Master Credit Card Trust II
  Series 2000-D, Class C
    144A, 8.40%, 9/15/09                           125,000                  146

Reliant Energy Transition Bond
  Series 2001-1, Class A4
    5.63%, 9/15/15                                 100,000      $           112

Total Asset-Backed Securities
(Cost  $1,012)                                                            1,057

Non-U.S. Government Mortgage-Backed Securities 1.6%

Banc of America Commercial Mortgage
  Series 2003-1, Class A2, CMO
    4.648%, 9/11/36                                100,000                  104

BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6
    6.35%, 2/25/13                                 110,588                  116

Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1
    4.537%, 9/25/32                                 50,000                   50

  Series 2002-1, Class 1A3
    5.03%, 12/25/23                                175,000                  180

  Series 2002-2, Class 1M1
    5.599%, 9/25/31                                 20,000                   21

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B, CMO
    7.30%, 6/10/32                                  75,000                   90

J.P. Morgan Chase Commercial Mortgage Securities
  Series 2001-CIB2, Class A2, CMO
    6.244%, 4/15/35                                100,000                  114

  Series 2001-CIBC, Class A3, CMO
    6.26%, 3/15/33                                 250,000                  290

J.P. Morgan Commercial Mortgage Financial Corp.
  Series 1999-PLS1, Class A2, CMO
    7.10%, 2/15/32                                  80,000                   95

Mellon Residential Funding
  Series 2001-HEIL, Class A3
    5.945%, 2/25/11                                170,844                  172

Salomon Brothers Mortgage Securities VII
  Series 2001-C1, Class A2, CMO
    6.226%, 12/18/35                               150,000                  169

Summit Mortgage Trust
  Series 2002, Class A2, CMO
    144A, VR, 6.32%, 7/1/03                        125,000                  128

Total Non-U.S. Government Mortgage-
Backed Securities (Cost  $1,444)                                          1,529

U.S. Government Mortgage-Backed Securities 5.3%

Federal Home Loan Mortgage
    5.00%, 12/1/08                                 152,014      $           157

    7.00%, 6/1/32                                  160,083                  168

  ARM, 4.687%, 7/1/03                               83,581                   87

Federal National Mortgage Assn.
    6.00%, 10/1/13 - 12/1/31                       143,351                  150

    6.50%, 5/1/17 - 12/1/32                        365,425                  383

    7.00%, 4/1/32                                   43,194                   45

  CMO
    5.50%, 7/25/28                                 275,000                  280

  Interest Only
    5.50%, 11/25/28 - 12/1/32+                     144,894                   20

    6.50%, 2/1/32+                                 104,913                   11

  TBA
    4.50%, 1/1/18                                  225,000                  230

    5.00%, 1/1/18 - 1/1/33                         301,000                  310

    5.50%, 1/1/33                                  765,000                  791

    6.00%, 1/1/33                                  143,000                  148

Government National Mortgage Assn.
    4.50%, 5/15/18                                 209,147      $           216

    6.00%, 4/15/26 - 3/20/33                       232,095                  244

    6.50%, 3/15/26 - 9/20/32                       341,522                  359

    7.00%, 9/20/27                                 196,400                  207

    8.00%, 10/15/25 - 6/15/26                       74,248                   81

    8.50%, 12/15/24                                  7,247                    8

    11.50%, 11/15/19                                12,032                   14

  TBA
    4.50%, 1/1/18                                  140,000                  144

    6.00%, 1/1/33                                  925,000                  968

Total U.S. Government Mortgage-Backed
Securities (Cost  $4,973)                                                 5,021

U.S. Government Obligations/Agencies 7.2%

Federal Home Loan Banks
    5.75%, 5/15/12                                 285,000                  328

Federal Home Loan Mortgage
    4.625%, 2/15/07 (EUR)                          890,000                1,090

Federal National Mortgage Assn.
    6.00%, 5/15/11                                 310,000                  362

    7.125%, 1/15/30                                240,000                  312

U.S. Treasury Bonds
    5.375%, 2/15/31                                 80,000      $            90

    6.25%, 8/15/23 - 5/15/30                       685,000                  845

    6.375%, 8/15/27                                 50,000                   62

    7.50%, 11/15/16                                160,000                  218

U.S. Treasury Notes
    2.125%, 8/31/04                                510,000                  516

    3.25%, 12/31/03-8/15/07                        140,000                  143

    3.50%, 11/15/06                                815,000                  859

    3.875%, 2/15/13                                 55,000                   57

    4.25%, 11/15/03 **                             595,000                  602

    4.75%, 11/15/08                                 10,000                   11

    5.875%, 11/15/04                               280,000                  298

    6.50%, 8/15/05                                 990,000                1,097

Total U.S. Government
Obligations/Agencies (Cost  $6,320)                                       6,890

Domestic Bond Mutual Funds  7.6%

T. Rowe Price Institutional
    High Yield Fund, 7.99% p                       683,278                7,256

Total Domestic Bond
Mutual Funds (Cost $7,168)                                                7,256

Short-Term Investments  5.5%

Money Market Funds  5.5%

T. Rowe Price Reserve Investment
    Fund, 1.16% #                                5,243,587                5,244

Total Short-Term Investments
(Cost  $5,244)                                                            5,244

Securities Lending Collateral 1.3%

Money Market Pooled Account 1.1%

Investment in money market pooled
  account managed by
  JPMorgan Chase Bank,
    London                                       1,090,861                1,091

Money Market Trust 0.2%

State Street Bank and Trust Company of
  New Hampshire N.A. Securities Lending Quality
  Trust units                                      167,369                  167

Total Securities Lending Collateral
(Cost $1,258)                                                             1,258

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials

June 30, 2003 (Unaudited)

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
103.7% of Net Assets (Cost $91,293)                                     $98,983

Forward Currency Exchange Contracts

In thousands
                                                                 Unrealized
Counterparty   Settlement Receive               Deliver          Gain (Loss)
------------   ---------- -----------------     ---------------  -----------
Morgan
Stanley        7/2/03     AUD             200   USD         134  $      -

Morgan
Stanley        7/2/03     USD             129   AUD         200        (5)

Morgan
Stanley        7/2/03     USD             414   EUR         350        11

Morgan
Stanley        7/2/03     EUR             350   USD         402         1

Morgan
Stanley        7/25/03    USD             442   CAD         600         -

Morgan
Stanley        7/25/03    USD             404   EUR         350         2

Morgan
Stanley        7/25/03    USD             133   AUD         200        (1)

Morgan
Stanley        8/28/03    USD             134   AUD         200         -

Morgan
Stanley        8/28/03    USD             401   EUR         350        (1)

Net unrealized gain (loss) on open forward
currency exchange contracts                                                   7

Futures Contracts

                                                   Contract      Unrealized
                                 Expiration        Value         Gain (Loss)
                                 ----------        --------      -----------
                                                        In thousands
Short, 2 Five year U.S.
Treasury Note contracts,
$3,000 of U.S. Treasury
Notes pledged as initial
margin                           9/03              $  (230)     $      1

Short, 11 Ten year U.S.
Treasury Note contracts,
$23,000 of U.S. Treasury
Notes pledged as initial
margin                           9/03               (1,292)           13

Net payments (receipts)
of variation margin to date                                          (18)

Variation margin receivable
(payable) on open futures
contracts                                                                    (4)

Other Assets Less Liabilities                                            (3,533)

NET ASSETS                                                            $  95,453
                                                                      ---------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       64

Undistributed net realized gain (loss)                                   (7,889)

Net unrealized gain (loss)                                                7,715

Paid-in-capital applicable to 6,607,563 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       95,563

NET ASSETS                                                            $  95,453
                                                                      ---------

NET ASSET VALUE PER SHARE                                             $   14.45
                                                                      ---------

#    Seven-day yield

*    Non-income producing

+ Interest Only security for which the fund receives interest on notional principal (par)

(ss.) All or a portion of this security is on loan at June 30, 2003 - See Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003

++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $109,000 and represents 0.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $1,205,000 and represents 1.3% of net assets

p    SEC yield

ADR  American Depository Receipts

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

JPY  Japanese yen

MXN  Mexican peso

NOK  Norwegian krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish Krona

SGD  Singapore dollar

TBA  To Be Announced security was purchased on a forward commitment basis

USD  United States dollar

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials
(Unaudited)
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03
Investment Income (Loss)

Income
  Interest                                                 $      771

  Dividend (net of foreign taxes of $39)                          624

  Income distributions from mutual funds                           91

  Securities lending                                                6

  Other                                                             3

  Total income                                                  1,495

Investment management and administrative expense                  397

Net investment income (loss)                                    1,098

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (2,071)

  Futures                                                        (111)

  Foreign currency transactions                                    (1)

  Net realized gain (loss)                                     (2,183)

Change in net unrealized gain (loss)
  Securities                                                   10,122

  Futures                                                          53

  Other assets and liabilities
  denominated in foreign currencies                                 4

  Change in net unrealized gain (loss)                         10,179

Net realized and unrealized gain (loss)                         7,996

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    9,094
                                                           ----------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials
(Unaudited)

In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,098      $         2,525

  Net realized gain (loss)                          (2,183)              (4,115)

  Change in net unrealized
  gain (loss)                                       10,179               (6,788)

  Increase (decrease) in net
  assets from operations                             9,094               (8,378)

Distributions to shareholders
  Net investment income                             (1,050)              (2,517)

Capital share transactions *
  Shares sold                                        5,707               16,924

  Distributions reinvested                           1,050                2,516

  Shares redeemed                                   (9,038)             (22,268)

  Increase (decrease) in net
  assets from capital share
  transactions                                      (2,281)              (2,828)

Net Assets

Increase (decrease) during period                    5,763              (13,723)

Beginning of period                                 89,690              103,413

End of period                              $        95,453      $        89,690
                                           ------------------------------------

*Share information
  Shares sold                                          422                1,203

  Distributions reinvested                              76                  184

  Shares redeemed                                     (676)              (1,625)

  Increase (decrease) in shares outstanding           (178)                (238)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Personal Strategy Balanced Portfolio

Certified Financials

June 30, 2003 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.



NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended June 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income.
It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $1,203,000; aggregate collateral consisted of $1,258,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $16,025,000 and $18,255,000, respectively, for the six months ended June 30, 2003. Purchases and sales of U.S. government securities aggregated $14,486,000 and $15,580,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $935,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $4,794,000 of unused capital loss carryforwards, of which $1,433,000 expire in 2009, and $3,361,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $91,293,000. Net unrealized gain aggregated $7,715,000 at period-end, of which $11,470,000 related to appreciated investments and $3,755,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $89,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $23,000.

The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 20, 2003, the fund purchased 681,532 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $7,149,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $356,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At June 30, 2003, the fund held approximately 1.2% of High Yield Fund's outstanding shares and, during the six months then ended, the fund received distributions from High Yield Fund in the amount of $68,000.

The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $4,000 during the six months ended June 30, 2003.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003